Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–61.76%
Aerospace & Defense–2.35%
General Dynamics Corp.	9,189	$1,949,630
Raytheon Technologies Corp.	136,434	11,168,487
Textron, Inc.	188,334	10,972,339
		24,090,456
Apparel Retail–1.19%
TJX Cos., Inc. (The)	197,289	12,255,593
Application Software–0.43%
Splunk, Inc.(b)	59,278	4,457,706
Automobile Manufacturers–1.68%
General Motors Co.	538,045	17,265,864
Building Products–1.09%
Johnson Controls International PLC	228,351	11,239,436
Cable & Satellite–1.25%
Charter Communications, Inc., Class A(b)	18,097	5,489,725
Comcast Corp., Class A(c)	251,013	7,362,211
		12,851,936
Casinos & Gaming–0.68%
Las Vegas Sands Corp.(b)	185,040	6,942,701
Communications Equipment–1.03%
Cisco Systems, Inc.	264,141	10,565,640
Construction & Engineering–0.33%
Quanta Services, Inc.(c)	26,781	3,411,632
Consumer Finance–0.79%
American Express Co.	60,450	8,155,309
Data Processing & Outsourced Services–1.56%
Fiserv, Inc.(b)	77,620	7,262,904
PayPal Holdings, Inc.(b)	101,917	8,771,996
		16,034,900
Distillers & Vintners–0.97%
Diageo PLC (United Kingdom)	236,648	9,919,278
Diversified Banks–4.18%
Bank of America Corp.	573,393	17,316,469
Wells Fargo & Co.	635,469	25,558,563
		42,875,032
Electric Utilities–1.18%
American Electric Power Co., Inc.	65,674	5,677,517
Exelon Corp.	97,473	3,651,339
FirstEnergy Corp.	75,355	2,788,135
		12,116,991
Electrical Components & Equipment–0.55%
Emerson Electric Co.	76,470	5,599,133
Shares		Value
Electronic Manufacturing Services–0.53%
TE Connectivity Ltd. (Switzerland)	49,027	$5,410,620
Fertilizers & Agricultural Chemicals–1.22%
Corteva, Inc.	218,430	12,483,274
Food Distributors–1.12%
Sysco Corp.	93,447	6,607,637
US Foods Holding Corp.(b)	183,427	4,849,810
		11,457,447
Gold–0.43%
Barrick Gold Corp. (Canada)	287,395	4,454,622
Health Care Distributors–0.84%
McKesson Corp.	25,491	8,663,626
Health Care Equipment–1.64%
Medtronic PLC	134,375	10,850,781
Zimmer Biomet Holdings, Inc.(c)	57,386	5,999,707
		16,850,488
Health Care Facilities–0.48%
Universal Health Services, Inc., Class B	56,469	4,979,436
Health Care Services–2.04%
Cigna Corp.	46,570	12,921,778
CVS Health Corp.	84,537	8,062,294
		20,984,072
Hotels, Resorts & Cruise Lines–0.64%
Booking Holdings, Inc.(b)	4,024	6,612,277
Industrial Machinery–1.16%
Parker-Hannifin Corp.	48,986	11,869,798
Insurance Brokers–0.82%
Willis Towers Watson PLC	42,081	8,455,756
Integrated Oil & Gas–2.58%
Chevron Corp.	81,935	11,771,602
Exxon Mobil Corp.	168,368	14,700,210
		26,471,812
Interactive Media & Services–0.57%
Meta Platforms, Inc., Class A(b)	43,018	5,836,682
Internet & Direct Marketing Retail–0.94%
Amazon.com, Inc.(b)	85,070	9,612,910
Investment Banking & Brokerage–3.21%
Charles Schwab Corp. (The)	145,690	10,470,740
Goldman Sachs Group, Inc. (The)	41,735	12,230,442
Morgan Stanley	130,223	10,288,919
		32,990,101
IT Consulting & Other Services–1.52%
Cognizant Technology Solutions Corp., Class A	271,593	15,600,302

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–1.42%
Centene Corp.(b)	115,285	$8,970,326
Elevance Health, Inc.	12,283	5,579,430
		14,549,756
Movies & Entertainment–0.92%
Walt Disney Co. (The)(b)	100,141	9,446,301
Multi-line Insurance–1.54%
American International Group, Inc.	333,549	15,836,906
Oil & Gas Exploration & Production–3.99%
ConocoPhillips	209,147	21,404,104
Devon Energy Corp.(c)	171,380	10,305,080
Pioneer Natural Resources Co.(c)	42,663	9,237,819
		40,947,003
Other Diversified Financial Services–0.54%
Voya Financial, Inc.(c)	91,471	5,533,995
Pharmaceuticals–5.14%
Bristol-Myers Squibb Co.	179,361	12,750,773
GSK PLC	300,436	4,382,156
Johnson & Johnson	83,263	13,601,844
Merck & Co., Inc.	167,386	14,415,282
Sanofi (France)	99,552	7,597,837
		52,747,892
Railroads–0.95%
CSX Corp.	367,265	9,783,940
Real Estate Services–1.35%
CBRE Group, Inc., Class A(b)	204,737	13,821,795
Regional Banks–1.61%
Citizens Financial Group, Inc.	329,438	11,319,490
PNC Financial Services Group, Inc. (The)	34,657	5,178,449
		16,497,939
Semiconductor Equipment–0.49%
Lam Research Corp.	13,846	5,067,636
Semiconductors–1.89%
Intel Corp.	186,794	4,813,681
Micron Technology, Inc.	35,457	1,776,396
NXP Semiconductors N.V. (China)	41,321	6,095,261
QUALCOMM, Inc.	59,970	6,775,410
		19,460,748
Tobacco–0.83%
Philip Morris International, Inc. (Switzerland)	103,091	8,557,584
Trading Companies & Distributors–0.77%
Ferguson PLC	76,597	7,884,129
Wireless Telecommunication Services–1.32%
T-Mobile US, Inc.(b)	100,897	13,537,350
Total Common Stocks & Other Equity Interests (Cost $511,261,146)		634,187,804
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–21.91%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	$521,601
Aerospace & Defense–0.25%
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,415,749
Lockheed Martin Corp., 4.15%, 06/15/2053	643,000	539,747
Precision Castparts Corp., 2.50%, 01/15/2023	333,000	331,449
Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	268,811
		2,555,756
Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	236,005
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	369,369
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	179,836
		549,205
Airlines–0.33%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	261,127	222,816
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	1,732,000	1,238,380
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	990,971
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	259,020	245,338
Series 2014-2, Class A, 3.75%, 09/03/2026	320,381	291,055
Series 2018-1, Class AA, 3.50%, 03/01/2030	414,266	364,368
		3,352,928
Alternative Carriers–0.24%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,743,000	2,412,232
Application Software–1.21%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)	5,339,000	4,668,955
salesforce.com, inc., 2.70%, 07/15/2041	1,413,000	976,330
Splunk, Inc., Conv., 1.13%, 06/15/2027	7,967,000	6,308,083
Workday, Inc., 3.50%, 04/01/2027(c)	528,000	489,167
		12,442,535
Asset Management & Custody Banks–0.46%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(e)	2,755,000	2,679,939
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	445,000	434,280
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(e)	372,000	322,698
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(e)	$1,364,000	$1,257,247
		4,694,164
Automobile Manufacturers–0.32%
American Honda Finance Corp., 2.05%, 01/10/2023	1,540,000	1,530,656
General Motors Co., 6.60%, 04/01/2036	377,000	353,310
General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	467,663
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	956,200
		3,307,829
Biotechnology–1.21%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	618,897
4.05%, 11/21/2039	1,322,000	1,067,177
4.85%, 06/15/2044	264,000	229,969
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(e)	1,694,000	1,653,344
Halozyme Therapeutics, Inc.,
Conv., 0.25%, 03/01/2027	4,655,000	3,962,569
1.00%, 08/15/2028(e)	559,000	524,761
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,672,700
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,649,375
		12,378,792
Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	865,376
4.90%, 02/01/2046	538,000	468,831
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)(e)	945,000	874,978
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	280,493
		2,489,678
Broadcasting–0.03%
Paramount Global, 4.00%, 01/15/2026	367,000	346,960
Cable & Satellite–1.71%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)	5,466,000	4,178,757
1.13%, 03/15/2028	2,850,000	2,066,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	550,000	536,821
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,038,084
4.15%, 10/15/2028	935,000	883,730
3.90%, 03/01/2038	756,000	618,130
2.89%, 11/01/2051	352,000	221,018
2.94%, 11/01/2056	265,000	158,637
Principal Amount		Value
Cable & Satellite–(continued)
Cox Communications, Inc., 2.95%, 10/01/2050(e)	$202,000	$120,591
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,604,000	5,250,562
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(e)(f)	2,645,000	2,512,750
		17,585,330
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(e)	339,000	368,273
Computer & Electronics Retail–0.22%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	163,000	163,459
6.02%, 06/15/2026	2,125,000	2,135,706
8.35%, 07/15/2046	4,000	4,326
		2,303,491
Consumer Finance–0.41%
American Express Co.,
3.38%, 05/03/2024	2,490,000	2,429,375
3.63%, 12/05/2024	324,000	315,254
Capital One Financial Corp., 3.20%, 01/30/2023	958,000	954,475
Synchrony Financial, 3.95%, 12/01/2027(c)	556,000	483,140
		4,182,244
Data Processing & Outsourced Services–0.51%
Block, Inc., Conv., 0.13%, 03/01/2025	4,256,000	3,878,280
Fiserv, Inc., 3.80%, 10/01/2023(c)	1,412,000	1,399,421
		5,277,701
Diversified Banks–1.40%
Bank of America Corp.,
3.25%, 10/21/2027	525,000	471,173
2.57%, 10/20/2032(g)	874,000	669,414
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(e)	700,000	686,980
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	58,729
3.67%, 07/24/2028(g)	511,000	460,679
6.68%, 09/13/2043	741,000	757,148
5.30%, 05/06/2044	228,000	199,391
4.75%, 05/18/2046	356,000	284,783
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,493,865
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,649,056
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	366,174
3.51%, 01/23/2029(g)	1,058,000	937,304
4.26%, 02/22/2048(g)	489,000	386,905
3.90%, 01/23/2049(g)	1,058,000	786,480
Series V, 7.06% (3 mo. USD LIBOR + 3.32%)(h)(i)	732,000	732,000
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(e)	200,000	196,923
Societe Generale S.A. (France), 5.00%, 01/17/2024(e)	735,000	725,656
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	$2,097,000	$1,961,839
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	595,849
4.10%, 06/03/2026	505,000	481,005
4.65%, 11/04/2044	647,000	515,886
		14,417,239
Diversified Capital Markets–0.07%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(e)	686,000	678,996
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	197,953
Diversified REITs–0.08%
CubeSmart L.P., 2.50%, 02/15/2032	1,063,000	796,996
Diversified Support Services–0.24%
Siemens Financieringsmaatschappij N.V. (Germany), 0.40%, 03/11/2023(e)	2,490,000	2,449,430
Drug Retail–0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	469,648	466,549
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	368,821
		835,370
Electric Utilities–0.59%
Electricite de France S.A. (France), 4.88%, 01/22/2044(e)	846,000	656,854
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	254,602
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	1,227,000	998,494
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	2,415,000	2,378,531
3.55%, 05/01/2027	530,000	491,023
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	48,253
Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	539,564
3.50%, 12/01/2049	964,000	692,708
		6,060,029
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	236,123
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	353,000	352,653
Health Care Equipment–0.52%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	359,805
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	3,722,741
Medtronic, Inc., 4.38%, 03/15/2035	249,000	227,548
Principal Amount		Value
Health Care Equipment–(continued)
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(e)	$1,157,000	$1,046,506
		5,356,600
Health Care Services–0.15%
Cigna Corp., 4.80%, 08/15/2038	307,000	272,852
CVS Health Corp., 3.38%, 08/12/2024	361,000	351,701
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	218,155
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	668,547
		1,511,255
Health Care Technology–0.25%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	3,430,000	2,525,509
Home Improvement Retail–0.04%
Lowe’s Cos., Inc., 4.25%, 04/01/2052(c)	497,000	381,163
Hotels, Resorts & Cruise Lines–0.44%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(d)	4,881,000	4,065,873
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	396,000	477,695
		4,543,568
Industrial Machinery–0.26%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,157,000	2,626,624
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	226,392
Integrated Oil & Gas–0.40%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	631,426
Chevron Corp., 2.95%, 05/16/2026	952,000	896,766
Exxon Mobil Corp.,
2.71%, 03/06/2025	549,000	525,077
3.04%, 03/01/2026	1,098,000	1,038,544
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	1,098,000	1,055,806
		4,147,619
Integrated Telecommunication Services–0.35%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	290,908
3.50%, 09/15/2053	447,000	298,582
3.55%, 09/15/2055	157,000	103,455
3.80%, 12/01/2057	255,000	172,792
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	581,164
5.21%, 03/08/2047	700,000	534,313
Verizon Communications, Inc.,
3.38%, 02/15/2025	1,284,000	1,244,380
3.40%, 03/22/2041	561,000	410,942
		3,636,536
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	$357,000	$331,949
Interactive Media & Services–0.47%
Snap, Inc., Conv., 0.75%, 08/01/2026	3,098,000	2,674,348
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	338,000	271,752
Twitter, Inc., Conv., 0.00%, 03/15/2026(d)	2,051,000	1,887,790
		4,833,890
Internet & Direct Marketing Retail–0.22%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	8,896
2.88%, 05/12/2041	2,996,000	2,196,115
		2,205,011
Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	2,610,615
Investment Banking & Brokerage–1.35%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	511,151
2.91%, 07/21/2042(g)	323,000	208,404
GS Finance Corp.,
Series 0003, Conv., 0.00%, 07/19/2029(d)(e)	5,880,000	5,404,308
0.00%, 07/30/2029(d)	5,873,000	5,350,890
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(e)	928,000	824,992
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(e)	1,085,000	957,512
Morgan Stanley, 4.00%, 07/23/2025	654,000	633,538
		13,890,795
IT Consulting & Other Services–0.14%
International Business Machines Corp., 2.88%, 11/09/2022	1,421,000	1,419,233
Life & Health Insurance–0.64%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(c)	853,000	810,596
Athene Global Funding, 2.75%, 06/25/2024(e)	260,000	246,491
Athene Holding Ltd., 3.45%, 05/15/2052	1,465,000	914,062
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,121,362
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(e)	2,184,000	1,933,342
Guardian Life Global Funding, 2.90%, 05/06/2024(c)(e)	689,000	668,084
Jackson National Life Global Funding, 3.25%, 01/30/2024(e)	453,000	441,252
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(e)	440,000	373,171
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	107,579
		6,615,939
Principal Amount		Value
Managed Health Care–0.27%
Humana, Inc., 0.65%, 08/03/2023	$2,355,000	$2,274,848
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	440,615
		2,715,463
Movies & Entertainment–0.62%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	355,514
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(e)	297,000	276,359
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	2,015,000	2,391,603
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	344,471
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(e)	1,720,000	1,625,559
5.05%, 03/15/2042(e)	835,000	626,246
5.14%, 03/15/2052(e)	1,036,000	754,962
		6,374,714
Multi-line Insurance–0.06%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(e)	887,000	561,946
Multi-Utilities–0.09%
NiSource, Inc., 4.38%, 05/15/2047(c)	571,000	454,575
Sempra Energy, 3.80%, 02/01/2038	559,000	437,101
		891,676
Oil & Gas Exploration & Production–0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(e)	622,000	479,358
ConocoPhillips Co., 4.15%, 11/15/2034	230,000	197,938
		677,296
Oil & Gas Refining & Marketing–0.04%
Valero Energy Corp., 4.00%, 06/01/2052(c)	531,000	384,510
Oil & Gas Storage & Transportation–0.76%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,724,000	1,706,348
4.90%, 03/15/2035	344,000	289,692
5.30%, 04/01/2044	587,000	471,520
5.00%, 05/15/2050	724,000	567,509
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	23,215
4.25%, 02/15/2048	696,000	538,759
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	857,161
5.30%, 12/01/2034	407,000	368,406
MPLX L.P.,
4.50%, 07/15/2023	1,721,000	1,713,552
4.50%, 04/15/2038	810,000	653,881
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	389,266
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	179,427
		7,758,736
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Other Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	$410,000	$273,067
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	61,667
Paper Packaging–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	213,259
Personal Products–0.02%
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/2052(e)	315,000	233,775
Pharmaceuticals–0.59%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(e)	985,000	902,242
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	544,527
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	69,791
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	3,155,000	3,111,619
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,182,000	1,152,450
Zoetis, Inc., 4.70%, 02/01/2043	333,000	292,490
		6,073,119
Property & Casualty Insurance–0.15%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	283,881
Markel Corp.,
5.00%, 03/30/2043	351,000	298,522
5.00%, 05/20/2049	497,000	430,656
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	529,031
		1,542,090
Railroads–0.32%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	735,000	729,763
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	283,594
CSX Corp., 5.50%, 04/15/2041	346,000	335,540
Norfolk Southern Corp., 3.40%, 11/01/2049	461,000	324,339
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	90,706
3.20%, 05/20/2041	1,018,000	761,467
4.15%, 01/15/2045	426,000	339,061
3.84%, 03/20/2060	519,000	387,176
		3,251,646
Real Estate Services–0.22%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)	3,783,000	2,239,158
Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	689,000	617,434
Principal Amount		Value
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	$500,000	$445,551
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	350,974
		796,525
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	535,036
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	641,450
Retail REITs–0.20%
Kimco Realty Corp., 3.20%, 04/01/2032(c)	1,500,000	1,220,831
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	622,940
4.65%, 03/15/2049	256,000	205,530
		2,049,301
Semiconductors–1.03%
Broadcom, Inc., 3.47%, 04/15/2034(e)	640,000	481,331
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,001,191
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	5,161,000	5,251,580
Micron Technology, Inc.,
4.66%, 02/15/2030	680,000	604,247
3.37%, 11/01/2041	179,000	115,432
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	209,546
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(e)	2,778,000	2,919,678
		10,583,005
Specialized REITs–0.35%
American Tower Corp., 1.60%, 04/15/2026	852,000	743,614
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,090,850
4.75%, 05/15/2047	46,000	37,826
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,383,256
LifeStorage L.P., 3.50%, 07/01/2026	404,000	380,889
		3,636,435
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	129,376
Systems Software–0.39%
Mandiant, Inc., Series A, Conv., 1.00%, 06/01/2025(f)	1,642,000	1,605,055
Microsoft Corp., 3.50%, 02/12/2035(c)	404,000	363,653
Oracle Corp., 3.60%, 04/01/2040	965,000	656,696
VMware, Inc., 1.00%, 08/15/2024	1,509,000	1,397,767
		4,023,171
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026(c)	$671,000	$646,573
Technology Hardware, Storage & Peripherals–0.28%
Apple, Inc., 3.35%, 02/09/2027	315,000	301,111
Western Digital Corp., Conv., 1.50%, 02/01/2024	2,649,000	2,521,831
		2,822,942
Tobacco–0.21%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	984,190
Philip Morris International, Inc.,
3.60%, 11/15/2023(c)	369,000	365,070
4.88%, 11/15/2043	1,102,000	844,212
		2,193,472
Trading Companies & Distributors–0.12%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	61,481
4.25%, 09/15/2024	427,000	415,746
Aircastle Ltd., 4.40%, 09/25/2023(c)	771,000	757,208
		1,234,435
Trucking–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(e)	709,000	659,345
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	488,938
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	422,912
4.30%, 02/15/2048	1,394,000	1,056,629
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	839,997
3.40%, 10/15/2052	750,000	496,437
		3,304,913
Total U.S. Dollar Denominated Bonds & Notes (Cost $258,120,935)		225,017,746
U.S. Treasury Securities–10.01%
U.S. Treasury Bills–0.00%
1.48% - 2.13%, 11/17/2022(j)(k)	14,000	13,972
U.S. Treasury Bonds–1.02%
4.50%, 02/15/2036	2,636,800	2,853,564
4.50%, 08/15/2039	36,400	39,121
4.38%, 05/15/2040	72,800	76,663
3.38%, 08/15/2042(c)	6,178,800	5,598,572
2.88%, 05/15/2052	2,217,000	1,859,855
		10,427,775
U.S. Treasury Notes–8.99%
3.25%, 08/31/2024(c)	27,335,300	26,844,119
3.50%, 09/15/2025	27,270,500	26,716,568
3.13%, 08/31/2027(c)	14,317,000	13,735,372
3.13%, 08/31/2029	23,837,100	22,628,484
2.75%, 08/15/2032	2,602,800	2,380,342
		92,304,885
Total U.S. Treasury Securities (Cost $106,475,694)		102,746,632
Shares		Value
Preferred Stocks–0.66%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	$2,173,169
Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	10,911	244,952
Oil & Gas Storage & Transportation–0.43%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,380,539
Total Preferred Stocks (Cost $5,960,701)		6,798,660
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.08%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.75%, 03/15/2031	$682,000	806,612
5.50%, 02/01/2037	3	4
		806,616
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	260	269
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,614)		806,885
Shares
Money Market Funds–5.31%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(l)(m)	19,995,430	19,995,430
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(l)(m)	11,672,678	11,675,013
Invesco Treasury Portfolio, Institutional Class, 2.87%(l)(m)	22,851,920	22,851,920
Total Money Market Funds (Cost $54,518,839)		54,522,363
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $937,179,929)		1,024,080,090
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.23%
Invesco Private Government Fund, 3.01%(l)(m)(n)	20,692,928	20,692,928
Invesco Private Prime Fund, 3.11%(l)(m)(n)	53,531,354	53,531,354
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,226,881)		74,224,282
TOTAL INVESTMENTS IN SECURITIES–106.96% (Cost $1,011,406,810)		1,098,304,372
OTHER ASSETS LESS LIABILITIES—(6.96)%		(71,502,702)
NET ASSETS–100.00%		$1,026,801,670
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Zero coupon bond issued at a discount.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $37,125,879, which represented 3.62% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2022.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,629,728	$88,707,999	$(87,342,297)	$-	$-	$19,995,430	$134,375
Invesco Liquid Assets Portfolio, Institutional Class	7,883,240	63,362,857	(59,572,787)	(1,663)	3,366	11,675,013	77,354
Invesco Treasury Portfolio, Institutional Class	21,291,118	101,380,570	(99,819,768)	-	-	22,851,920	145,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,604,761	453,573,994	(455,485,827)	-	-	20,692,928	102,222*
Invesco Private Prime Fund	52,744,442	985,830,043	(985,036,065)	(2,599)	(4,467)	53,531,354	296,300*
Total	$123,153,289	$1,692,855,463	$(1,687,256,744)	$(4,262)	$(1,101)	$128,746,645	$755,712

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	December-2022	$(967,570)	$34,664	$34,664

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/07/2022	Bank of New York Mellon (The)	EUR	6,078,396	USD	6,113,833	$155,487
10/07/2022	Bank of New York Mellon (The)	GBP	9,932,588	USD	11,621,922	530,981
10/07/2022	State Street Bank & Trust Co.	EUR	365,855	USD	364,880	6,251
10/07/2022	State Street Bank & Trust Co.	USD	118,292	EUR	123,195	2,469
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/07/2022	State Street Bank & Trust Co.	USD	157,908	GBP	141,421	$6
Subtotal—Appreciation						695,194
Currency Risk
10/07/2022	State Street Bank & Trust Co.	GBP	194,472	USD	208,657	(8,495)
10/07/2022	State Street Bank & Trust Co.	USD	442,343	EUR	444,252	(6,864)
10/07/2022	State Street Bank & Trust Co.	USD	354,200	GBP	308,266	(9,984)
Subtotal—Depreciation						(25,343)
Total Forward Foreign Currency Contracts						$669,851

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$612,288,533	$21,899,271	$—	$634,187,804
U.S. Dollar Denominated Bonds & Notes	—	225,017,746	—	225,017,746
U.S. Treasury Securities	—	102,746,632	—	102,746,632
Preferred Stocks	6,798,660	—	—	6,798,660
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	806,885	—	806,885
Money Market Funds	54,522,363	74,224,282	—	128,746,645
Total Investments in Securities	673,609,556	424,694,816	—	1,098,304,372
Other Investments - Assets*
Futures Contracts	34,664	—	—	34,664
Forward Foreign Currency Contracts	—	695,194	—	695,194
	34,664	695,194	—	729,858
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(25,343)	—	(25,343)
Total Other Investments	34,664	669,851	—	704,515
Total Investments	$673,644,220	$425,364,667	$—	$1,099,008,887

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund